ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
	December 31, 2016	March 31, 2016
Interest	$804,002	$477,456
Wages and benefits	316,389	413,087
Foreign statutory fees	705,582	482,360
Bank overdraft	115,127	34,622
Legal costs	50,000	215,000
Vendor payments	577,417	1,597,717
Total	$2,568,517	$3,220,242

At March 31, 2016 and 2015, accrued liabilities consisted of the following:

	2016	2015
Interest	$477,456	$329,360
Wages and benefits	413,087	275,033
Foreign statutory fees	482,360	184,484
Bank overdraft	34,622	40,220
Legal costs	215,000	0
Vendor payments	1,597,717	455,930
Total	$3,220,242	$1,285,027